SCHEDULE OF INCOME TAX EXPENSE BENEFIT (Details) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024
Current income tax expense			$ 3,095
Deferred income tax expense
Income tax expense			3,095
Loss before income tax			4,887,460	8,972,735
CIMG and Wewin [Member]
Income tax expense			3,095
Tax benefit at statutory U.S. federal rate (21%)	(4,083,176)		(1,026,367)	(1,884,274)
Effect of different tax rates applicable to subsidiaries	4,080
Effect of unrecognized deductible temporary differences	(3,675,545)
Effect of tax loss carryforwards	$ 7,754,641
Loss before income tax			(4,887,460)	(8,972,735)
Non-deductible expenses			159,559
Foreign rate differential			223,781
Change in valuation allowance			$ 646,122	$ 1,884,274